Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Outstanding Non-Marketable Warrants	The following table presents the outstanding warrants, as of June 30, 2025 and their terms:
Date of issuance	Number of outstanding warrants		Exercise price for one Ordinary share	Expiration date
February 16, 2023	42,765		$83.3	February 1, 2028
February 16, 2023	4,000	(*)	NIS 306.5	February 1, 2028
June 15, 2023	49,756		$60	June 12, 2028
January 25, 2024	177,778		$25	January 25, 2029
May 14, 2025	461,539		$3.75	May 14, 2030
May 14, 2025	461,539		$3.75	May 14, 2026

(*)	Presented as a warrants’ liability in the balance sheet.

Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price

Information on the share option awards outstanding and the related weighted average exercise price as of and for the Six months ended June 30, 2025, are presented in the table below:

Relating to options:	Number of potential Ordinary Shares	Exercise price range	Aggregate Intrinsic value
Outstanding at beginning of the period	91,188	$0.05 - $1,235.5	$393,276
Granted	17,452	$0.05	$260,889
Forfeited	(350)	$200 - $307	-
Outstanding at end of the period	108,290	$0.05 - $1,235.5	$177,861
Exercisable at end of the period	66,492	$0.05 - $1,235.5	$105,451

Schedule of Stock-Based Awards Outstanding

The following table summarizes information about stock-based awards outstanding and exercisable at June 30, 2025:

	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$0.05 - $4.15	87,500	4.4	45,702	4.5
$200 - $307	9,665	6.1	9,665	6.1
$383.5	3,885	0.1	3,885	0.1
$500	1,240	3.0	1,240	3.0
$617.5; - $926.5; - $1,235.5	6,000	6.7	6,000	6.7
$0.05 - $1,235.5	108,290	4.5	66,492	4.6

Schedule of Share-Based Compensation Expense

Share-based compensation expense for the periods ended June 30, 2025 and 2024 was as follows (U.S. dollars in thousands):

	Six months ended June 30
	2025	2024
Cost of revenue	7	8
Research and development	235	292
Sales and marketing	92	124
General and administrative	179	491
Total share-based compensation expenses	513	915

Schedule of Fair Value of Option Grants

The calculated fair value of options granted was estimated using the Black-Scholes pricing model with the following assumptions:

	Six months period ended June 30
	2025	2024
Risk-free interest rate	4.57%	3.92%-4.4%
Expected option term (in years)	5	3-5
Expected price volatility	120%	96%-103%
Fair value of an ordinary share	$11.25	$10.85-$30.5
Dividend yield	0%	0%